Income Taxes (Components of Pre-Tax Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
United States	$ (824.1)	$ (409.2)	$ (244.2)
International	972.8	274.8	210.4
Income (loss) before income taxes	$ 148.7	$ (134.4)	$ (33.8)